TAXES ON INCOME (Schedule of Taxes on Income) (Current and Deferred) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Line Items]
Current		$ 57,174	$ 47,318	$ 23,978
Deferred		(70,805)	(25,906)	6,854
Taxes on income	$ 19,200	(13,631)	21,412	30,832
Domestic Country [Member]
Taxes on Income [Line Items]
Current		22,808	27,932	14,860
Deferred		4,865	165	9,952
Taxes on income		27,673	28,097	24,812
Foreign Country [Member]
Taxes on Income [Line Items]
Current		34,366	19,386	9,118
Deferred		(75,670)	(26,071)	(3,098)
Taxes on income		$ (41,304)	$ (6,685)	$ 6,020